Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	148.35
Maximum Aggregate Offering Price	$ 29,670,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,097.43
Offering Note	In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the reported high and low sales prices for the Registrant's common stock, par value $1.00, as reported by the New York Stock Exchange on May 4, 2026.